Related Party Transactions - Summary of Fees and Revenue Related to the Managed REITs (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		$ 12,227	$ 11,940	$ 7,819
Sponsor funding reduction	[1]	(844)	(34)	0
Total Managed REIT Platform Revenues		11,383	11,906	7,819
Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		5,660	4,437	2,292
Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		3,274	2,339	1,454
Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		2,003	1,299	842
Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		327	3,307	2,692
Strategic Storage Growth Trust II Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]	0	0	798
Strategic Storage Trust V I Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		4,254	3,420	1,348
Strategic Storage Trust V I Advisory Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		1,698	1,243	551
Strategic Storage Trust V I Advisory Agreement | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		1,205	842	397
Strategic Storage Growth Trust I I I Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		1,406	1,017	146
JV Properties Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		959	738	433
JV Properties Property Management Agreement | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		371	271	187
Strategic Storage Growth Trust II Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]	0	0	408
Strategic Storage Growth Trust I I I Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		617	358	62
Strategic Storage Growth Trust II Tenant Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]	0	0	250
Strategic Storage Growth Trust I I I Tenant Protection Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		427	186	8
Strategic Storage Trust VI Acquisition Fees Revenue | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		34	2,470	1,846
Strategic Storage Growth Trust III Acquisition Fees Revenue | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		293	837	846
Other Managed REIT Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[3]	$ 963	$ 558	$ 539

[1]	Pursuant to the Sponsor Funding Agreement, SmartStop funds certain costs of SST VI’s share sales, and in return receives Series C Units in SST VI’s OP. The excess of the funding over the value of the Series C Units received is accounted for as a reduction of Managed REIT Platform revenues from SST VI over the remaining estimated term of the management contracts with SST VI.
[2]	On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.
[3]	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.